Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:
	For the Three Months Ended March 31,		For the Six Months Ended March 31,
	2026	2025	2026	2025
General and administrative expenses	$123,500	$186,727	$541,142	$338,765
Interest earned on investments held in Trust Account	$272,856	$594,603	$572,209	$1,288,659
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:
	For the Year Ended September 30,
	2025	2024
General and administrative expenses	$859,747	$354,066
Interest earned on investments held in Trust Account	$2,230,500	$609,787